Net fee income	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

	Half-year to1,2
	30 Jun	30 Jun
	2023	2022
	$m	$m
Net fee income by product
Funds under management	1,176	1,222
Cards	1,351	1,201
Credit facilities	798	790
Account services	765	720
Broking income	555	707
Unit trusts	386	408
Underwriting	345	257
Global custody	432	471
Remittances	405	394
Imports/exports	328	322
Insurance agency commission	159	162
Other	1,247	1,259
Fee income	7,947	7,913
Less: fee expense	(1,862)	(1,685)
Net fee income	6,085	6,228
Net fee income by global business
Wealth and Personal Banking	2,694	2,753
Commercial Banking	2,009	1,972
Global Banking and Markets	1,382	1,503
1 In the first quarter of 2023, following an internal review to assess which global businesses were best suited to serve our customers’ respective needs, a portfolio of our customers within our entities in Latin America was transferred from GBM to CMB for reporting purposes. Comparative data have been re-presented accordingly.
2    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.